[THACHER PROFFITT & WOOD LLP LETTERHEAD]


                                                              March 7, 2006

BY EDGAR
---------
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Filing Desk

         Re: Response Letter to SEC Comment Letter dated February 15, 2006 relating to New Century Mortgage Securities, Inc., Registration Statement on Form S-3, Filed JANUARY 20, 2006, FILE NO. 333-131185
               -----------------------------------------------------------------



         On behalf of New Century Mortgage Securities Inc. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

         Enclosed please find the New Century Mortgage Securities, Inc.'s letter in response to the Securities & Exchange Commission's (the "SEC") February 15, 2006 comment letter. Blacklines and clean drafts of each document will be sent via overnight mail to the SEC. The blacklines are marked to show changes from the previous drafts that were submitted to the SEC on January 20, 2006. Please note that all references in the enclosed response letter correspond to page numbers in the blacklines.

         Please let us know if you have any questions or would like to discuss any comments by calling me at 212-912-7691. Our responses to the latest round of questions are as follows:

GENERAL

1. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I.A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         WE CONFIRM THAT THE DEPOSITOR OR ANY ISSUING ENTITY PREVIOUSLY ESTABLISHED, DIRECTLY OR INDIRECTLY, BY THE DEPOSITOR OR ANY AFFILIATE OF THE DEPOSITOR HAS BEEN CURRENT AND TIMELY WITH EXCHANGE ACT REPORTING DURING THE LAST TWELVE MONTHS WITH RESPECT TO ASSET-BACKED SECURITIES INVOLVING THE SAME ASSET CLASS.

         THE FOLLOWING ARE THE CIK CODES FOR THE PAST 12 MONTHS FOR THE DEPOSITOR OR ANY ISSUING ENTITY PREVIOUSLY ESTABLISHED, DIRECTLY OR INDIRECTLY, BY THE DEPOSITOR OR ANY AFFILIATE OF THE DEPOSITOR THAT HAS OFFERED A CLASS OF ASSET-BACKED SECURITIES INVOLVING THE SAME ASSET TYPE AS THIS OFFERING.


         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-1       CIK:  0001318855
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-2       CIK:  0001324679
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-3       CIK:  0001331197
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-A       CIK:  0001331494
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-4       CIK:  0001336261
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-B       CIK:  0001340052
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-C       CIK:  0001346044
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2005-D       CIK:  0001347106
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2004-1       CIK:  0001288037
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2004-2       CIK:  0001295892
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2004-A       CIK:  0001299784
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2004-3       CIK:  0001304838
         ----------------------------------------------- ------------------
         NEW CENTURY HOME EQUITY LOAN TRUST 2004-4       CIK:  0001311644
         ----------------------------------------------- ------------------


     2. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         WE CONFIRM THAT ALL MATERIAL TERMS TO BE INCLUDED IN THE FINALIZED AGREEMENTS WILL BE DISCLOSED IN THE FINAL RULE 424(B) PROSPECTUS AND THAT FINALIZED AGREEMENTS WILL BE FILED AS SOON AS PRACTICABLE FOLLOWING THE RELATED CLOSING DATE.

     3. Your disclosure on page 56 of the base prospectus indicates that you may use several types of listed credit support "or another method of credit support described in the related prospectus supplement:...." Likewise, your disclosure on page 63 describes several types of derivatives but indicates that "agreements relating to other types of derivative products ... may be entered into by a trustee and one or more counterparties." Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Refer to Rule 409 of the Securities Act, which requires that the registration statement be complete at the time of effectiveness, except for information that is not known or reasonably available. Please confirm for us that the base prospectus includes all assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown and revise throughout the filing as appropriate.

         WE CONFIRM THAT THE BASE PROSPECTUS INCLUDES ALL ASSETS, CREDIT ENHANCEMENTS OR OTHER STRUCTURAL FEATURES REASONABLY CONTEMPLATED, EXCEPT FOR INFORMATION THAT IS NOT KNOWN OR REASONABLY AVAILABLE, TO BE INCLUDED IN AN ACTUAL TAKEDOWN.

PROSPECTUS SUPPLEMENT OFFERING CERTIFICATES
Please note that if a change was made to the Prospectus Supplement Offering Certificates (referred to as "form of prospectus supplement, version 1"), similar changes were made in the Prospectus Supplement Offering Notes (referred to as "form of prospectus supplement, version 2"), if applicable.

GENERAL

     4. Please revise to include a brief summary of the flow of funds, payment priorities and allocations among the classes of securities (offered and not offered). Additionally, we encourage you, in an appropriate place, to provide a graphic illustration(s) of the flow of funds and payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of' issued securities. Refer to
Item 1103(a)(3)(vi) of Regulation AB.

     A BRIEF SUMMARY OF THE FLOW OF FUNDS HAS BEEN INCLUDED IN EACH FORM OF PROSPECTUS SUPPLEMENT AND EACH TAKEDOWN WILL INCLUDE ADDITIONAL DETAILS REGARDING PAYMENTS/DISTRIBUTIONS TO SECURITYHOLDERS. PLEASE SEE PAGE S-10 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-12 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

     WE DO NOT BELIEVE THAT A GRAPHICAL ILLUSTRATION WOULD MATERIALLY AID AN INVESTOR'S UNDERSTANDING OF THE FLOW OF FUNDS BECAUSE EACH PROSPECTUS SUPPLEMENT PROVIDES INVESTORS WITH A DETAILED DESCRIPTION OF HOW PAYMENTS ON THE MORTGAGE LOANS ARE DISTRIBUTED TO THE SECURITYHOLDERS. ADDITIONALLY, WE DO NOT BELIEVE THAT THE ABSENCE OF A GRAPHICAL ILLUSTRATION IS MISLEADING OR A MATERIAL OMISSION FROM THE PROSPECTUS SUPPLEMENT.

COVER PAGE

     5. Please revise to identify the sponsor. Refer to Item 1102(a) of Regulation AB. Please expand the disclosure throughout your filing, as appropriate, to provide all of the information regarding the sponsor required by
Item 1104 of Regulation AB.

     THE SPONSOR IS IDENTIFIED ON THE COVER AND A NEW SECTION ENTITLED "THE SPONSOR" IS INCLUDED IN EACH FORM OF PROSPECTUS SUPPLEMENT.

     6. Please revise to identify the distribution frequency and the first expected distribution date. Refer to Item 1102(g).

     PLEASE SEE THE REVISED LANGUAGE ON EACH COVER OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND VERSION 2.

     7. If applicable, please revise to include the statement contained in 1102(d). In this regard, please state that the securities represent the obligations of the "issuing entity."

     PLEASE SEE THE REVISED LANGUAGE ON PAGE S-22 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-25 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

CREDIT ENHANCEMENT, PAGE S-6

     8. Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure. We note the credit enhancement and derivatives you contemplate using on described on page 56 of the base prospectus.

     BRACKETED LANGUAGE REQUIRING THE DISCUSSION OF ADDITIONAL FORMS OF CREDIT ENHANCEMENT AS CONTEMPLATED BY THE BASE PROSPECTUS HAS BEEN ADDED TO EACH FORM OF PROSPECTUS SUPPLEMENT. PLEASE SEE PAGES S-8 AND S-107 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-10 AND S-106 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

     9. Please add bracketed language here, or in an appropriate section, to clarify that you will provide the financial information as outlined in Item 1114(b)(1) and (2) of Regulation AB if applicable.

     BRACKETED LANGUAGE REQUIRING THE FINANCIAL INFORMATION AS REQUIRED UNDER
     ITEM 1114(B) HAS BEEN ADDED TO EACH FORM OF PROSPECTUS SUPPLEMENT. PLEASE SEE PAGE S-8 AND S-107 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-10 AND S-106 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

INTEREST RATE SWAP AGREEMENT, PAGE S-7

     10. We note that you may enter into interest rate or currency swaps. Please add bracketed language, in an appropriate section, to clarify that you will provide all of the information required by Item 1115 of Regulation AB.

     BRACKETED LANGUAGE HAS BEEN ADDED TO EACH FORM OF PROSPECTUS SUPPLEMENT TO CLARIFY THAT WE WILL PROVIDE ALL OF THE INFORMATION REQUIRED BY ITEM 1115 OF REGULATION AB TO THE EXTENT REQUIRED. PLEASE SEE PAGE S-9 AND S-110 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-11 AND S-100 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

LEGAL ACTION PENDING AGAINST THE [DEPOSITOR/TRUSTEE], PAGE S-26

     11. Please note that Item 1117 of Regulation AB requires disclosure of any legal proceedings pending against the sponsor, seller, servicer, depositor, trustees, issuing entity or other transaction parties that would be material to investors. Please revise this section to include disclosure regarding all parties. We also note your disclosure on page S-22 concerning litigation related to New Century Financial Corporation and New Century Mortgage Corporation. Please revise to provide a description of such litigation in this section or advise.

     WE HAVE REVISED THE SECTION WHICH NOW READS "LEGAL ACTIONS PENDING AGAINST THE TRANSACTION PARTIES." WE HAVE NOTED THAT DISCUSSION OF ANY LEGAL ACTION THAT WOULD BE MATERIAL TO INVESTORS SHOULD APPEAR IN THIS SECTION OR IN THE RELATED PARTY'S SECTION OF THE PROSPECTUS SUPPLEMENT. ALSO, THE LITIGATION RELATED TO NEW CENTURY FINANCIAL CORPORATION AND NEW CENTURY MORTGAGE CORPORATION HAS BEEN MOVED FROM THE RISK FACTORS INTO THE "LEGAL ACTIONS PENDING..." SECTION. PLEASE SEE PAGE S-25 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-27 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

THE MORTGAGE POOL, PAGE S-27, GENERAL

     12. We note your disclosure on page 19 of the base prospectus that the trust fund may include mortgage loans that are delinquent and that the related prospectus supplement will set forth the available information. While we note your placeholder that appears in the risk factor section on page S-12, you should present a similar bracketed placeholder in this section, as well. Please refer to Items 1111(c) and 1100(b) and Section 1.01 of the Reg. AB Telephone Interpretations.

     ADDITIONAL LANGUAGE HAS BEEN ADDED TO PAGE S-14 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-17 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2, WHICH POINTS INVESTORS TO THE NEW TABLES THAT HAVE BEEN INSERTED ON PAGES S-51 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGES S-51 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2 THAT SETS FORTH HISTORICAL DELINQUENCY OF THE MORTGAGE LOANS.

     13. We note from page 14 of your base prospectus that your asset pools may consist of commercial mortgage loans and mixed-use loans. Please refer to
Section III.A.3.b of SEC Release 33-8518 and tell us whether you intend to securitize asset pools primarily made up of commercial mortgages and mixed-use loans or whether the percentage of these assets will be limited.

     THE ASSET POOL WILL BE PRIMARILY MADE UP OF RESIDENTIAL LOANS AND WILL NOT CONTAIN A MATERIAL CONCENTRATION OF COMMERCIAL MORTGAGES AND MIXED-USE LOANS.

GEOGRAPHIC DISTRIBUTION OF THE MORTGAGED PROPERTIES, PAGE S-36

     14. We note from page 19 of the base prospectus that the pool may include "Mexico loans." While we understand that the aggregate principal balance of Mexico loans will not exceed 5% of the pool, please tell us whether you will separately list Mexico loans in this table or categorize them as "other."

     TO DATE, NEW CENTURY HAS NOT INCLUDED ANY MEXICO LOANS IN ANY PUBLIC SECURITIZATION. TO THE EXTENT THAT MEXICO LOANS ARE INCLUDED IN A PUBLIC SECURITIZATION THEY WILL BE SEPARATELY LISTED IN THE GEOGRAPHIC DISTRIBUTION TABLE.

ORIGINAL INTEREST ONLY TERM OF ALL THE MORTGAGE LOANS (MONTHS), PAGE S-39

     15. Please tell us why similar disclosure is not presented in the prospectus summary offering notes. We note on page S-4 and S-34 of the note prospectus that interest only mortgage loans will be included in the pool.

     SIMILAR DISCLOSURE HAS BEEN ADDED ON PAGE S-51 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2 (NOTES).

THE ORIGINATORS, PAGE S-60

     16. It seems that the same originators will originate the loans underlying the certificates and loans underlying the notes; however, disclosure here differs from disclosure on page S-57 in the prospectus supplement offering notes. If true, please revise your disclosure here and/or on page S-57 of the prospectus supplement offering notes to provide consistent disclosure.

     PLEASE SEE THE REVISED LANGUAGE ON PG S-31 AND S-33 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

     17. We also note from page 15 of your base prospectus that the trust funds may include loans originated by unaffiliated entities. Please provide a bracketed placeholder to identify any unaffiliated originator that is expected to originate 10% or more of the pool assets. Please also confirm that you will disclose each entity's origination program if the entity is expected to originate 20% or more of the pool assets. See Item 1110 of Regulation AB.

     PLEASE SEE THE REVISED LANGUAGE ON PAGE S-33 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-33 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2.

PROSPECTUS SUPPLEMENT OFFERING NOTES
Please note that if a change was made to the Prospectus Supplement Offering Notes (referred to as "form of prospectus supplement, version 2"), similar changes were made in the Prospectus Supplement Offering Certificates (referred to as "form of prospectus supplement, version 1"), if applicable.

THE ORIGINATOR, PAGE S-57

     18. We note that the second sentence of this section indicates that none of the depositor, seller or underwriters makes any representation as to the accuracy and completeness of the information provided in this section by the originator. Please note that a disclaimer of liability for material information provided by the issuer or underwriters or any of' their affiliates is not appropriate. Please revise the disclaimer here, and delete any other similar disclaimers in the prospectus.

     PLEASE SEE PAGE S-72 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2. THE LANGUAGE HAS BEEN DELETED.

THE SERVICER, PAGE S-91

     19. We note on page 43 of the base prospectus that the master servicer may delegate its servicing obligations to third-party servicers. Please revise your bracketed language to indicate that disclosure will be provided to the extent material if the servicers meet the thresholds of Item 1108(a)(3) of Regulation AB.

     THE BASE PROSPECTUS INDICATES THAT THAT MASTER SERVICER (WHICH WILL HAVE ALL DISCLOSURE REQUIRED UNDER ITEM 1108 OF REGULATION AB) MAY, PURSUANT TO THE TERMS OF THE RELATED SERVICING AGREEMENT, ENGAGE SUBSERVICERS AFTER THE CLOSING DATE. BRACKETED LANGUAGE HAS BEEN ADDED TO PAGE S-38 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-38 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2 REQUIRING THE REQUIRED DISCLOSURE FOR SERVICERS THAT MEET THE THRESHOLDS OF ITEM 1108(A)(3) OF REGULATION AB.

BASE PROSPECTUS
COVER PAGE

     20. We note that the assets of a trust fund may include "Alt-A loans." Please provide the definition of such loans in an appropriate place in the base prospectus.

     PLEASE SEE REVISED LANGUAGE ON PAGE 17 OF THE BASE PROSPECTUS.

DESCRIPTION OF THE TRUST FUNDS, PAGE 14

     21. We note your disclosure in the first full paragraph on page 15 regarding retained interest payable to the originator, servicer or seller of the related mortgage loan. Please revise to confirm that the "retained interest" to which you refer is limited to the fees you describe on pages S-76 and S-72 of your first and second prospectus supplements, respectively, or advise.

     WE CONFIRM THAT ANY "RETAINED INTEREST" WOULD BE DISCLOSED AS A FEE PAYABLE TO A TRANSACTION PARTY.

DESCRIPTION OF THE PRE-FUNDING ACCOUNT, PAGE 21

     22. Please revise your disclosure to reflect that you will not use more than 50% of the PROCEEDS OF THE OFFERING to fund the account. Please refer to
Item 1101(c)(3)(ii) of Regulation AB. Additionally, please revise your summary in the prospectus supplement to include bracketed language to disclose the information required by Item 1103(a)(5), as applicable,

     PLEASE SEE THE REVISED LANGUAGE ON PAGE 21 OF THE BASE PROSPECTUS. ALSO SEE PAGE S-8 AND S-42 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 1 AND PAGE S-10 AND S-42 OF THE FORM OF PROSPECTUS SUPPLEMENT, VERSION 2 FOR BRACKETED LANGUAGE REQUIRING ADDITIONAL DISCLOSURE PURSUANT TO ITEM 1103(A)(5) IF APPLICABLE.

STATIC POOL INFORMATION, PAGE 29

     23. Please add to the base prospectus your intention to provide static pool information on an Internet website. Refer to Rule 312(a)(1) of Regulation S-T.

     PLEASE SEE THE ADDED LANGUAGE ON PAGE 29 OF THE BASE PROSPECTUS.

DISTRIBUTIONS ON THE SECURITIES, PAGE 37, DISTRIBUTIONS OF INTEREST ON THE SECURITIES, PAGE 38

     24. While we note that a related prospectus supplement will specify the interest rate or the method for determining the interest rate for each class of securities, please revise the disclosure in your base prospectus to provide a list of all possible indices that may be used to determine such interest rates.

     PLEASE SEE THE ADDED LANGUAGE ON PAGE 38 OF THE BASE PROSPECTUS.

DERIVATIVES, PAGE 62

     25. We note you contemplate swaps other than interest or currency swaps. Please tell us how these additional derivative arrangements would meet the definition of an asset backed security, Refer to Section III.A.2.a. of the Regulation AB Adopting Release (Release No. 33-8518; 34-50905) and Item 1115 of Regulation AB.

     AS STATED IN THE DISCLOSURE, ANY DERIVATIVE INCLUDED IN A SECURITIZATION WILL BE RELATED TO THE MORTGAGE LOANS INCLUDED IN SUCH SECURITIZATION (E.G., THE NOTIONAL AMOUNT WILL EQUAL THE AGGREGATE PRINCIPAL BALANCE OF THE MORTGAGE LOANS AS OF THE CLOSING DATE). IN NO EVENT WILL ANY SECURITIZATION INCLUDE A DERIVATIVE THAT REFERENCES A POOL OF ASSETS OTHER THAN THE MORTGAGE LOANS INCLUDED IN THE TRANSACTION.

     THE COUNTERPARTY'S OBLIGATION UNDER ANY CREDIT DEFAULT SWAP WILL RESULT FROM LOSSES OR DEFINED CREDIT EVENTS RELATING ONLY TO SOME OR ALL OF THE ASSETS IN THE RELATED ASSET POOL. A CREDIT DEFAULT SWAP WILL ONLY BE USED IF ALL OF THE REFERENCED ASSETS ARE IN THE RELATED ASSET POOL. AS A RESULT, NO CREDIT DEFAULT SWAP WILL CAUSE THE PERFORMANCE OF THE ASSET-BACKED SECURITIES TO BE SYNTHETICALLY LINKED TO ASSETS OUTSIDE OF THE POOL. PLEASE NOTE THAT FOOTNOTE 68 OF THE REGULATION AB ADOPTING RELEASE STATES "[A]S ANOTHER EXAMPLE OF A SWAP OR OTHER DERIVATIVE PERMISSIBLE IN AN ABS TRANSACTION, A CREDIT DERIVATIVE SUCH AS A CREDIT DEFAULT SWAP COULD BE USED TO PROVIDE VIABLE CREDIT ENHANCEMENT FOR ASSET-BACKED SECURITIES. FOR EXAMPLE, A CREDIT DEFAULT SWAP MAY BE USED TO REFERENCE ASSETS ACTUALLY IN THE ASSET POOL, WHICH WOULD BE ANALOGOUS TO BUYING PROTECTION AGAINST LOSSES ON THOSE POOL ASSETS." IN ADDITION, ITEM 1114 OF REGULATION AB CLEARLY CONTEMPLATES THAT PERMITTED CREDIT ENHANCEMENTS MAY INCLUDE DERIVATIVES WHOSE PRIMARY PURPOSE IS TO PROVIDE CREDIT ENHANCEMENT. THE SPONSOR'S USE OF CREDIT DEFAULT SWAPS WILL BE STRICTLY WITHIN THE FOREGOING PROVISIONS.

PART II. ITEM 17

     26. Please update this section to provide the new undertakings required by revised Item 512(a)(1) of Regulation S-K.

     PLEASE REFER TO THE REVISED UNDERTAKINGS INCLUDED ON PAGES 3 THROUGH 7 OF
     PART II.

EXHIBITS

     27. We note that you are incorporating by reference Exhibit 4.2 from file number 333-76805; however, we also note that you have filed Exhibit 4.2 with the current registration statement. Please revise your exhibit index accordingly. For each exhibit that you are incorporating by reference, please indicate: (1) the title of the exhibit; (2) the exhibit number as it appears in the previous filing; (3) the corresponding Form the exhibit was filed with; and (4) the date it was filed with us.

     PLEASE NOTE THAT THE REFERENCES IN THE EXHIBIT INDEX ARE CORRECT. HOWEVER, THE EXHIBITS ACTUALLY FILED WITH THE S-3 FILING WERE INCORRECTLY LABELED.
     EXHIBIT 4.2 SHOULD HAVE BEEN LABELED EXHIBIT 4.3 AND EXHIBIT 4.4 SHOULD HAVE BEEN LABELED EXHIBIT 4.5. PLEASE NOTE EXHIBITS 4.3 AND EXHIBITS 4.5 HAVE BEEN RE-FILED UNDER THEIR CORRECT EXHIBIT NUMBER. PLEASE REFER TO THE REVISED EXHIBIT INDEX INCLUDING THE ADDITIONAL INFORMATION REQUIRED ABOVE IN ITEM 16 AND THE EXHIBIT INDEX.

If you require any additional information, please call the undersigned at 212.912-7691.



                                                          Very truly yours,


                                                          /s/ Christine Vrettos
                                                          ----------------------
                                                              Christine Vrettos